Investments	12 Months Ended
Dec. 31, 2015
Investments

5. Investments

Fair values

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in thousands)	Amortized	Gross unrealized		Fair
	cost	Gains	Losses	value
December 31, 2015
U.S. government and agencies	$142,923	$23,774	$0	$166,697
Municipal	624,806	102,320	(555)	726,571
Corporate	3,492,973	203,606	(63,123)	3,633,456
Foreign government	191,388	25,363	0	216,751
RMBS	55,036	2,688	(15)	57,709
CMBS	86,704	967	(461)	87,210
ABS	92,434	704	(518)	92,620
Redeemable preferred stock	8,887	1,302	0	10,189

Total fixed income securities	$4,695,151	$360,724	$(64,672)	$4,991,203

December 31, 2014
U.S. government and agencies	$229,639	$50,328	$—	$279,967
Municipal	661,021	122,046	(110)	782,957
Corporate	3,424,181	307,887	(19,074)	3,712,994
Foreign government	338,199	58,652	(175)	396,676
RMBS	94,130	4,217	(22)	98,325
CMBS	129,490	5,402	—	134,892
ABS	73,922	1,153	(475)	74,600
Redeemable preferred stock	8,959	1,677	—	10,636

Total fixed income securities	$4,959,541	$551,362	$(19,856)	$5,491,047

Scheduled maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2015:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$233,685	$236,265
Due after one year through five years	1,393,700	1,471,802
Due after five years through ten years	1,626,246	1,665,102
Due after ten years	1,207,346	1,380,495

RMBS, CMBS and ABS	234,174	237,539

Total	$4,695,151	$4,991,203

Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. RMBS, CMBS and ABS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Net investment income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2015	2014	2013
Fixed income securities	$248,585	$276,035	$289,571
Mortgage loans	27,582	26,994	31,375
Equity securities	4,905	3,975	4,870
Limited partnership interests	34,177	22,824	8,862
Short-term investments	393	250	210
Policy loans	2,498	2,516	2,543
Other	0	—	65

Investment income, before expense	318,140	332,594	337,496
Investment expense	(6,896)	(9,769)	(12,379)

Net investment income	$311,244	$322,825	$325,117

Realized capital gains and losses

Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in thousands)	2015	2014	2013
Fixed income securities	$42,361	$1,759	$(1,537)
Mortgage loans	25	1,110	(1,507)
Equity securities	(3,260)	62,821	27,944
Limited partnership interests	(6,948)	(239)	(40)
Derivatives	(4,923)	52,724	(9,949)
Short-term investments	(137)	119	—

Realized capital gains and losses	$27,118	$118,294	$14,911

Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in thousands)	2015	2014	2013
Impairment write-downs	$(7,709)	$1,153	$(3,431)
Change in intent write-downs	(80)	(499)	(5,515)

Net other-than-temporary impairment losses recognized in earnings	(7,789)	654	(8,946)
Sales and other	39,830	64,916	33,806
Valuation and settlements of derivative instruments	(4,923)	52,724	(9,949)

Realized capital gains and losses	$27,118	$118,294	$14,911

Gross gains of $53.2 million, $65.7 million and $36.0 million and gross losses of $9.3 million, $636 thousand and $2.5 million were realized on sales of fixed income and equity securities during 2015, 2014 and 2013, respectively.

Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

($ in thousands)	2015			2014			2013
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$(9)	$0	$(9)	$(499)	$—	$(499)	$(1,727)	$—	$(1,727)
Corporate	(1,317)	342	(975)	—	—	—	—	—	—
RMBS	84	0	84	43	—	43	28	—	28
CMBS	(380)	0	(380)	—	—	—	(8,392)	3,464	(4,928)

Total fixed income securities	(1,622)	342	(1,280)	(456)	—	(456)	(10,091)	3,464	(6,627)
Mortgage loans	0	0	0	1,110	—	1,110	(1,832)	—	(1,832)
Equity securities	(3,430)	0	(3,430)	—	—	—	(487)	—	(487)
Limited partnership interests	(3,079)	0	(3,079)	—	—	—	—	—	—

Other-than-temporary impairment losses	$(8,131)	$342	$(7,789)	$654	$—	$654	$(12,410)	$3,464	$(8,946)

The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $849 thousand and $633 thousand as of December 31, 2015 and 2014, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in thousands)	December 31, 2015	December 31, 2014
Corporate	$(4)	$—
RMBS	(41)	(40)
CMBS	(1)	—

Total	$(46)	$(40)

Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in thousands)	2015	2014	2013
Beginning balance	$(568)	$(696)	$(1,685)
Additional credit loss for securities previously other-than-temporarily impaired	84	(71)	29
Additional credit loss for securities not previously other-than-temporarily impaired	(1,283)	—	(1,628)
Reduction in credit loss for securities disposed or collected	593	181	960
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	0	—	1,628
Change in credit loss due to accretion of increase in cash flows	1	18	—

Ending balance	$(1,173)	$(568)	$(696)

The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security’s original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

Unrealized net capital gains and losses

Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

($ in thousands)	Fair	Gross unrealized		Unrealized net
	value	Gains	Losses	gains (losses)
December 31, 2015
Fixed income securities	$4,991,203	$360,724	$(64,672)	$296,052
Equity securities	205,822	12,028	(15,328)	(3,300)
Short-term investments	108,279	2	0	2
EMA limited partnerships (1)	0	0	0	(58)

Unrealized net capital gains and losses, pre-tax	0	0	0	292,696

Amounts recognized for:
Insurance reserves (2)	0	0	0	(44,407)
DAC and DSI (3)	0	0	0	(5,538)

Amounts recognized	0	0	0	(49,945)
Deferred income taxes	0	0	0	(84,963)

Unrealized net capital gains and losses, after-tax	0	0	0	$157,788

(1)	Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.
(2)	The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to certain payout annuities with life contingencies.
(3)	The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

($ in thousands)	Fair	Gross unrealized		Unrealized net
	value	Gains	Losses	gains (losses)
December 31, 2014
Fixed income securities	$5,491,047	$551,362	$(19,856)	$531,506
Equity securities	206,122	2,047	(1,474)	573
Short-term investments	138,372	2	(1)	1
EMA limited partnerships				—

Unrealized net capital gains and losses, pre-tax				532,080

Amounts recognized for:
Insurance reserves				(257,252)
DAC and DSI				(12,853)

Amounts recognized				(270,105)
Deferred income taxes				(91,691)

Unrealized net capital gains and losses, after-tax				$170,284

Change in unrealized net capital gains and losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2015	2014	2013
Fixed income securities	$(235,454)	$154,469	$(351,008)
Equity securities	(3,873)	(38,400)	7,735
Short-term investments	1	1	(1)
EMA limited partnerships	(58)	—	(127)

Total	(239,384)	116,070	(343,401)

Amounts recognized for:
Insurance reserves	212,845	(88,985)	192,620
DAC and DSI	7,315	1,058	10,295

Amounts recognized	220,160	(87,927)	202,915
Deferred income taxes	6,728	(9,850)	49,170

(Decrease) increase in unrealized net capital gains and losses, after-tax	$(12,496)	$18,293	$(91,316)

Portfolio monitoring

The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.

If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security’s decline in fair value is considered other than temporary and is recorded in earnings.

For fixed income and equity securities managed by third parties, either the Company has contractually retained its decision making authority as it pertains to selling securities that are in an unrealized loss position or it recognizes any unrealized loss at the end of the period through a charge to earnings.

The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in thousands)	Less than 12 months			12 months or more			Total
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses	unrealized losses
December 31, 2015
Fixed income securities
Municipal	3	$35,673	$(555)	0	$0	$0	$(555)
Corporate	282	942,145	(49,563)	23	91,878	(13,560)	(63,123)
RMBS	30	506	(4)	3	1,743	(11)	(15)
CMBS	5	19,914	(461)	0	0	0	(461)
ABS	7	67,266	(168)	1	9,650	(350)	(518)

Total fixed income securities	327	1,065,504	(50,751)	27	103,271	(13,921)	(64,672)
Equity securities	328	96,922	(13,433)	23	9,760	(1,895)	(15,328)

Total fixed income and equity securities	655	$1,162,426	$(64,184)	50	$113,031	$(15,816)	$(80,000)

Investment grade fixed income securities	208	$951,843	$(36,167)	10	$54,087	$(3,586)	$(39,753)
Below investment grade fixed income securities	119	113,661	(14,584)	17	49,184	(10,335)	(24,919)

Total fixed income securities	327	$1,065,504	$(50,751)	27	$103,271	$(13,921)	$(64,672)

December 31, 2014
Fixed income securities
Municipal	—	$—	$—	2	$6,293	$(110)	$(110)
Corporate	126	318,039	(9,488)	45	181,573	(9,586)	(19,074)
Foreign government	—	—	—	1	9,782	(175)	(175)
RMBS	5	358	—	2	2,804	(22)	(22)
CMBS	1	113	—	—	—	—	—
ABS	—	—	—	1	9,525	(475)	(475)

Total fixed income securities	132	318,510	(9,488)	51	209,977	(10,368)	(19,856)
Equity securities	278	83,548	(1,474)	—	—	—	(1,474)

Total fixed income and equity securities	410	$402,058	$(10,962)	51	$209,977	$(10,368)	$(21,330)

Investment grade fixed income securities	50	$215,548	$(4,173)	32	$167,719	$(5,222)	$(9,395)
Below investment grade fixed income securities	82	102,962	(5,315)	19	42,258	(5,146)	(10,461)

Total fixed income securities	132	$318,510	$(9,488)	51	$209,977	$(10,368)	$(19,856)

As of December 31, 2015, $52.6 million of the $80.0 million unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $52.6 million, $30.3 million are related to unrealized losses on investment grade fixed income securities and $8.4 million are related to equity securities. Of the remaining $27.4 million, $20.3 million have been in an unrealized loss position for less than 12 months. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third party rating. Unrealized losses on investment grade securities are principally related to increasing risk-free interest rates or widening credit spreads since the time of initial purchase.

As of December 31, 2015, the remaining $27.4 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $9.5 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $27.4 million, $11.0 million are related to below investment grade fixed income securities and $6.9 million are related to equity securities. Of these amounts, $7.1 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2015.

RMBS, CMBS and ABS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for RMBS and ABS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

As of December 31, 2015, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2015, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

Limited partnerships

As of December 31, 2015 and 2014, the carrying value of equity method limited partnerships totaled $216.6 million and $160.4 million, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment.

As of December 31, 2015 and 2014, the carrying value for cost method limited partnerships was $64.5 million and $52.5 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee’s capital. Additionally, the Company’s portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value.

Mortgage loans

The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $614.2 million and $493.8 million as of December 31, 2015 and 2014, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower.

The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2015	2014
California	21.5%	24.6%
New Jersey	9.5	10.2
Texas	8.0	4.7
Illinois	7.6	11.2
Arizona	5.6	5.5
Florida	4.7	5.2

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2015	2014
Apartment complex	28.7%	19.6%
Warehouse	21.7	24.7
Office buildings	20.0	21.2
Retail	19.2	24.0
Other	10.4	10.5

Total	100.0%	100.0%

The contractual maturities of the mortgage loan portfolio as of December 31, 2015 are as follows:

($ in thousands)	Number of loans	Carrying value	Percent
2016	9	$40,775	6.7%
2017	8	41,298	6.7
2018	9	45,010	7.3
2019	1	10,000	1.6
Thereafter	79	477,101	77.7

Total	106	$614,184	100.0%

Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan’s expected future repayment cash flows discounted at the loan’s original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell or present value of the loan’s expected future repayment cash flows. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2015.

Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.

The following table reflects the carrying value of non-impaired fixed rate mortgage loans summarized by debt service coverage ratio distribution as of December 31. There were no variable rate mortgage loans as of December 31, 2015 or 2014.

($ in thousands)	2015	2014
Debt service coverage ratio distribution
Below 1.0	$14,408	$17,081
1.0 - 1.25	35,301	71,801
1.26 - 1.50	194,795	125,877
Above 1.50	369,680	279,033

Total non-impaired mortgage loans	$614,184	$493,792

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

There were no impaired mortgage loans as of December 31, 2015 or 2014. The average balance of impaired loans was $2.4 million and $7.6 million during 2014 and 2013, respectively.

The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in thousands)	2015	2014	2013
Beginning balance	$0	$1,832	$—
Net (decrease) increase in valuation allowance	0	(1,110)	1,832
Charge offs	0	(722)	—

Ending balance	$0	$—	$1,832

Payments on all mortgage loans were current as of December 31, 2015 and 2014.

Municipal bonds

The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2015	2014
California	25.9%	24.2%
Texas	12.0	11.4
Oregon	6.2	5.5
Illinois	5.3	6.2

Concentration of credit risk

As of December 31, 2015, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity.

Securities loaned

The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2015 and 2014, fixed income and equity securities with a carrying value of $96.5 million and $98.0 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $235 thousand in 2015 and zero in 2014 and 2013.

Other investment information

Included in fixed income securities are below investment grade assets totaling $269.8 million and $300.3 million as of December 31, 2015 and 2014, respectively.

As of December 31, 2015, fixed income securities with a carrying value of $2.4 million were on deposit with regulatory authorities as required by law.

As of December 31, 2015, there were no fixed income securities that were non-income producing.

The Company has $4.7 million of investment-related debt that is reported in other liabilities and accrued expenses as of December 31, 2015 relating to a commitment to fund a limited partnership. The Company has an outstanding line of credit to fund the limited partnership.